The Wright EquiFund Equity Trust
                                24 Federal Street
                                Boston, MA 02110

                                  CERTIFICATION



     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, The Wright EquiFund Equity Trust (1933 Act File No. 33-30085) certifies (a) that the forms of combined prospectus and statement of additional information for the Wright EquiFund-Italian and Wright EquiFund-Spanish dated March 7, 1997, the series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 12 "Amendment No. 12") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 12 was filed electronically with the Commission (Accession No. 0000853255-97-000005) on March 7, 1997.

The Wright EquiFund Equity Trust



By:      /s/ Eric G. Woodbury
         -------------------------------
         Eric G. Woodbury
         Assistant Secretary

Date:  March 10, 1997